Employee benefits - Movement in the post-employment medical obligations and percentage point changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	$ 854	$ 840
Included in profit or loss:
Current service cost	8	9	$ 9
Interest cost	35	29
Total expense (income) recognized in profit or loss	72	70	74
Remeasurement (gains) losses:
Actuarial (gains) losses from changes in demographic assumptions	(50)	(1)	(10)
Actuarial (gains) losses from changes in financial assumptions	521	(302)	265
Total remeasurement (gains) losses	(224)	(20)	(174)
Other movements:
Total other movements	(8)	(37)
Liability for post-employment medical obligations as of the end of the year	695	854	840
Post-employment medical benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	94	106
Included in profit or loss:
Current service cost	1	1	1
Interest cost	4	4	4
Past service cost	1	0
Total expense (income) recognized in profit or loss	6	5	5
Remeasurement (gains) losses:
Actuarial (gains) losses from changes in demographic assumptions	(5)	(4)	8
Actuarial (gains) losses from changes in financial assumptions	13	(7)	(6)
Total remeasurement (gains) losses	8	(11)	2
Other movements:
Benefits paid by the plans	(6)	(6)
Total other movements	(6)	(6)
Liability for post-employment medical obligations as of the end of the year	102	$ 94	$ 106
Assumed health care cost trend rates | Post-employment medical benefits
Other movements:
Increase, Increase (decrease) in the net plan expense	0
Decrease, Increase (decrease) in the net plan expense	0
Increase, Increase (decrease) in the post-employment medical obligations	(2)
Decrease, Increase (decrease) in the post-employment medical obligations	(2)
Assumed discount rate
Other movements:
Increase, Increase (decrease) in the post-employment medical obligations	(221)
Decrease, Increase (decrease) in the post-employment medical obligations	242
Increase, Increase (decrease) in the net plan expense	(6)
Decrease, Increase (decrease) in the net plan expense	4
Assumed discount rate | Post-employment medical benefits
Other movements:
Increase, Increase (decrease) in the post-employment medical obligations	(5)
Decrease, Increase (decrease) in the post-employment medical obligations	6
Increase, Increase (decrease) in the net plan expense	0
Decrease, Increase (decrease) in the net plan expense	$ 0